ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
ACCOUNTS RECEIVABLE [Text Block]

NOTE 2 –ACCOUNTS RECEIVABLE
Accounts receivable consists of the following:

	January 31,	July 31,
	2018	2017
Accounts receivable	$1,503,444	$2,614,927
Less: allowance for doubtful accounts	(1,457,363)	(1,472,296)

Accounts receivable, net	$46,081	$1,142,631

NOTE 2 –ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	July 31,	July 31,
	2017	2016
Accounts receivable	$2,614,927	$2,907,719
Less: allowance for doubtful accounts	(1,472,296)	(58,815)

Accounts receivable, net	$1,142,631	$2,848,904

During the years ended July 31, 2017 and 2016, the Company recorded a provision of $1,395,143 and $60,242, respectively, related to long outstanding accounts receivables which the Company deemed were no longer collectible.